Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities, Convertible Preferred Stock and Stockholders’ Equity
Convertible preferred stock (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	100,000,000	68,139,958	68,076,033
Convertible preferred stock, shares outstanding (in shares)	0	65,970,938	65,928,261
Convertible preferred stock, shares issued (in shares)	0	65,970,938	65,928,261
Convertible preferred stock, liquidation preference		$ 251,239	$ 251,175
Stockholders’ equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,120,000,000	110,000,000	100,000,000
Common stock, shares issued (in shares)	94,143,694	12,889,760	10,647,380
Common stock, shares outstanding (in shares)	94,143,694	12,889,760	10,647,380
Pro Forma
Stockholders’ equity:
Common stock, shares issued (in shares)		78,746,092
Common stock, shares outstanding (in shares)		78,746,092